Share-based payment plans - Movements in number and WAEP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	7,177,500	7,428,931	6,455,048
Number of units granted during the year	230,000	643,350	1,321,850
Number of units forfeited during the year	(336,365)	(317,880)	(325,967)
Number of units exercised during the year	(431,790)	(187,901)	(22,000)
Number of units expired during the year	(441,497)	389,000	0
Number of units outstanding at period end	6,197,848	7,177,500	7,428,931
Number of units exercisable at period end	4,900,052	5,049,015	4,691,741
WAEP of units outstanding at January 1, (in usd per unit)	$ 3.55	$ 3.58	$ 3.93
WAEP of units granted during the year (in usd per unit)	3.39	2.07	1.74
WAEP of units forfeited during the year (in usd per unit)	4.75	2.97	3.01
WAEP of units exercised during the year (in usd per unit)	2.28	1.53	1.70
WAEP of units expired during the year (in usd per unit)	3.25	3.12
WAEP of units outstanding at period end (in usd per unit)	3.59	3.55	3.58
WAEP of units exercisable at period end (in usd per unit)	$ 3.90	$ 4.28	$ 4.69
Weighted average share price of options at exercise date (in usd per option)	$ 3.49	$ 2.21	$ 1.73
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	404,798	369,798
Number of units outstanding at period end	151,500	404,798	369,798
Number of units exercisable at period end	131,917	360,215	360,798
WAEP of units outstanding at January 1, (in usd per unit)	$ 3.23	$ 3.38
WAEP of units outstanding at period end (in usd per unit)	3.29	3.23	$ 3.38
WAEP of units exercisable at period end (in usd per unit)	$ 3.51	$ 3.41	$ 3.44